Property, Plant and Equipment - Composition of Assets, Grouped by Major Classifications (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost:
Property plant and equipment, Gross	$ 215,955	$ 192,942
Less-accumulated depreciation and amortization	146,343	130,567
Property plant and equipment, Net	69,612	62,375	$ 58,982
Machinery and Equipment [Member]
Cost:
Property plant and equipment, Gross	58,555	51,968
Leasehold Improvements [Member]
Cost:
Property plant and equipment, Gross	57,063	51,688
Land and Buildings [Member]
Cost:
Property plant and equipment, Gross	11,668	12,153
Office Furniture and Equipment [Member]
Cost:
Property plant and equipment, Gross	14,740	15,472
Computer Equipment [Member]
Cost:
Property plant and equipment, Gross	73,460	61,257
Vehicles [Member]
Cost:
Property plant and equipment, Gross	$ 469	$ 404